Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Grant Policy and Practices
The Compensation and Human Capital Committee has adopted an equity grant policy under which it reviews and approves equity awards to NEOs, including the number of shares granted, vesting, and other material terms of each award. The committee typically reviews and approves annual equity grants at its regularly scheduled meeting in March, with grants effective in April. The grant date for annual equity awards is the date of the committee meeting at which the awards are approved.
The Company administers equity awards in accordance with the Compensation and Human Capital Committee’s directives, including instructions regarding grant timing. While annual equity awards to executive officers are generally approved at the committee’s March meeting, which is scheduled well in advance, the committee retains discretion to approve additional equity awards from time to time, such as in connection with a new hire or promotion.
The Company does not take the release of material nonpublic information into account when determining the timing or terms of equity award grants and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company administers equity awards in accordance with the Compensation and Human Capital Committee’s directives, including instructions regarding grant timing. While annual equity awards to executive officers are generally approved at the committee’s March meeting, which is scheduled well in advance, the committee retains discretion to approve additional equity awards from time to time, such as in connection with a new hire or promotion.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation and Human Capital Committee has adopted an equity grant policy under which it reviews and approves equity awards to NEOs, including the number of shares granted, vesting, and other material terms of each award. The committee typically reviews and approves annual equity grants at its regularly scheduled meeting in March, with grants effective in April. The grant date for annual equity awards is the date of the committee meeting at which the awards are approved.

MNPI Disclosure Timed for Compensation Value	false